Revenue Recognition - Remaining Performance Obligations (Details) $ in Millions	Dec. 31, 2021 USD ($)
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue under existing collaboration service agreements	$ 10.2
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue under existing collaboration service agreements, period for recognition	3 years 3 months 18 days